STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
STOCKHOLDERS' EQUITY:
Stockholders' Equity
Note 7.   STOCKHOLDERS’ EQUITY
Issuance of Common Stock
On February 3, 2014, the Company entered into a consulting agreement (the “Consulting Agreement”) with Knight Global Services, LLC (“Knight Global”) pursuant to which the Company retained Knight Global to assist the Company with increasing awareness of its electronic cigarette brands as well as assisting the Company to expand and diversify its relationships with large retailers and national chains. Knight Global is a wholly owned subsidiary of Knight Global, LLC of which Ryan Kavanaugh is an investor and principal. Effective March 5, 2014, the Board of Directors of the Company elected Mr. Kavanaugh as a member of the Board of Directors in accordance with the Consulting Agreement. Knight Global serves as the family office for Mr. Kavanaugh.
Under the terms of the Consulting Agreement, the Company issued to Mr. Kavanaugh 80,000 shares of its common stock, of which 10,000 shares vested immediately while the remaining 70,000 shares vest in installments of 10,000 shares per quarterly period beginning on the 90th day following February 3, 2014 and each ensuing quarterly period thereafter so long as the Consulting Agreement has not been terminated and during each quarterly period Knight Global has presented the Company with a minimum of six (6) bona fide opportunities for activities specified in the Consulting Agreement that are intended to increase awareness of the Company’s electronic cigarettes. In addition, during the term of the Consulting Agreement, which is 2 years, and during an 18-month post-termination period, the Company has agreed to pay Knight Global commissions payable in cash equal to 6% of  “net sales” (as defined in the Consulting Agreement) of its products to retailers introduced by Knight Global and to retailers with which the Company has existing relationships and with which Knight Global is able, based on its verifiable efforts, to increase net sales of the Company’s products.
The grant date fair value of the common shares issued on February 3, 2014 was $3,080,000 based on closing price per share of the Company’s common stock, as reported on the OTC Bulletin Board, on February 3, 2014. On January 24, 2015, the Company and Knight Global mutually agreed to terminate the Consulting Agreement as it was in the best interests of both parties to do so. As a result of such termination, the Company issued 10,000 shares of its common stock to Knight Global pursuant to the early termination provisions of the Consulting Agreement. The Company cancelled 30,000 shares that were not vested that had been previously issued to Mr. Kavanaugh. In addition, on January 24, 2015, the Company received notice from Ryan Kavanaugh, a director of the Company that he had resigned from the Company’s board of directors, effective immediately.
During the three months ended September 30, 2015 and 2014, the Company recognized stock-based compensation expense, for the Consulting Agreement, in the amount of  $0 and $336,875, respectively, and during the nine months ended September 30, 2015 and 2014, the Company recognized stock-based compensation expense in the amount of  $322,067, and $1,266,058 respectively, which is included as part of selling, general and administrative expense in the accompanying condensed consolidated statements of operations.
Compensatory Common Stock Summary
During the three and nine months ended September 30, 2015, the Company recognized $156,000 and $299,000 of stock-based compensation associated with other common stock awards (exclusive of Knight Global).
A summary of compensatory common stock activity during the nine months ended September 30, 2015 is presented below:
	Number of Shares	Weighted Average Issuance Date Fair Value Per Share	Total Issuance Date Fair Value
Non-vested, December 31, 2014	50,000	$6.44	$322,067
Granted	465,545	5.24	2,439,736
Vested	(485,545)	5.38	(2,605,803)
Forfeited	—	—	—
Non-vested, September 30, 2015	30,000	$5.23	$156,000

Private Placement of Common Stock
In connection with the Merger, on March 3, 2015, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors providing for the sale 686,463 shares of the Company’s Common Stock, par value $0.001 per share, at a price of  $5.10 per share, for aggregate gross proceeds of  $3,500,960. The Company also issued five-year Warrants to purchasers of the shares to acquire an aggregate of 549,169 shares of the Company’s Common Stock with an exercise price of $6.40 per share. The Warrants were deemed to be derivative liabilities due to a potential cash settlement provision which is not in the Company’s control and as a result, the issuance date fair value of  $2,494,639 was recorded as a derivative liability. The shares and Warrants were issued and sold through an exempt private securities offering to certain accredited investors. The Company incurred aggregate offering costs of $559,000 in connection with the private placement, of which $350,000 was paid to Palladium Capital Advisors, the Company’s placement agent.
Under the Purchase Agreement, the Company made certain customary representations and warranties to the purchasers concerning the Company and its operations. The Company also agreed to register the Common Stock and the Warrants for resale pursuant to an effective registration statement which must be filed within 45 days of March 3, 2015 and must be effective by the later of  (i) the 90th day following March 3, 2015 (if no SEC review) or (ii) the 120th day following March 3, 2015 (if subject to SEC review). If the Form S-3 Registration Statement is not effective for resales for more than 10 consecutive days or more than 15 days in any 12 month period during the registration period (i.e., the earlier of the date on which the shares have been sold or are eligible for sale under SEC Rule 144 without restriction), the Company is required to pay the investors (other than its participating officers and directors) liquidated damages in cash equal to 1.5% of the aggregate purchase price paid by the investors for the shares for every 30 days or portion thereof until the default is cured. Such cash payments could be as much as $52,500 for every 30 days. The initial Form S-3 was filed on April 17, 2015 and was declared effective by the SEC on June 5, 2015.
Shares Issued in Connection with Waiver Agreements
On June 19, 2015, the Company entered into agreements (the “Waivers”), with certain investors in each of its private placement offerings under the Securities Purchase Agreement dated March 3, 2015 (the “2015 Agreement”) and the Securities Purchase Agreement dated November 14, 2014 (the “2014 Agreement,” and with the 2015 Agreement, the “Agreements”). Under the terms of the Waivers, the signatories thereto (the “Prior Investors”) agreed to amend the Agreements and waive or modify certain terms thereunder, including certain restrictions on the completion of subsequent securities offerings by the Company. In exchange, the Company agreed to issue the Prior Investors a total of 647,901 shares of common stock (including 142,000 shares issued to the lead investor under each of the Agreements in its capacity as lead investor) and 595,685 five-year warrants exercisable at $2.525 per share. The grant date fair value of the common stock and warrants issued with the Waivers was $1,328,196 and $1,086,353, respectively, and was recorded in other expenses on the condensed consolidated statement of operations for the nine months ended September 30, 2015.
The warrants issued in connection with the Waivers were determined to be derivative instruments because (a) their exercise prices may be lowered if the Company issues securities at a lower price in the future; and (b) there is a potential cash settlement provision which is not in the Company’s control (see Note 8). The aggregate fair value of the warrants was $1,086,353 and was recorded as a derivative liability on the condensed consolidated balance sheet on the date the warrants were issued.
In the event that, prior to November 14, 2015, the Company issued shares of common stock, or securities convertible into common stock, at an effective price per share of less than $2.70, the Prior Investors were entitled to the issuance of additional shares (the “Additional Shares”), the exact amount of which depended on the effective price per share of such subsequent issuance. The Company could not issue any Additional Shares of common stock requiring stockholder approval under the Rules of the Nasdaq Stock Market without receipt of such approval.
Subsequently the Company issued shares of common stock in connection with a registered public offering on July 29, 2015. This effectively triggered the need to issue Additional Shares that have been calculated by the Company as 2,559,437 common shares. Pursuant to the Rules of the Nasdaq Stock Market, the Company needed to seek stockholder approval before issuing 1,798,676 of these shares and such approval was obtained on October 16, 2015. On July 29, 2015, the trigger date value of the full issuance obligation of  $2,559,437 was recorded as accrued expense and stock-based expense on the condensed consolidated statement of operations. On August 18, 2015, the Company issued 760,761 shares of common stock and recorded a gain of  $167,367 when the accrual was trued up to the issuance date fair value of  $593,394. On September 30, 2015, the Company recorded a gain of  $935,312 when the accrual associated with the obligation to issue the remaining 1,798,676 shares of common stock was trued up to the reporting date fair value of  $863,364. The charges and credits associated with the Additional Shares were recorded in accrued expenses on the condensed consolidated statement of operations for the nine months ended September 30, 2015.
Series A Unit Public Offering
On July 29, 2015, the Company closed a public offering of 3,761,657 Units at $11.00 per Unit for gross proceeds of approximately $41.4 million and net proceeds of approximately $38.7 million. Each Unit consists of one-fourth of a share of Series A preferred stock and 20 Series A warrants. Each one-fourth of a share of Series A preferred stock will be convertible into 10 shares of common stock and each Series A warrant will be exercisable into one share of common stock at an exercise price of  $1.24 per share.
The Units will automatically separate into the Series A preferred stock and Series A warrants on January 23, 2016 and become convertible and exercisable, respectively, provided that the Units will separate earlier if at any time after August 24, 2015, the closing price of Vapor’s common stock is greater than $2.48 per share for 10 consecutive trading days, the Units are delisted, or the Series A warrants are exercised for cash.
The Series A preferred stock (a) ranks equal to the common stock on an as converted basis with regard to the payment of dividends or upon liquidation; (b) automatically converts into 40 shares of common stock upon the consummation of a Fundamental Transaction, as defined; (c) has no voting rights, except related to the amendment of the terms of the Series A preferred stock; and (d) has conversion limits whereby the holder may not beneficially own in excess of 4.99% of the common stock.
The Series A warrants were determined to be derivative liabilities because there is a potential cash settlement provision which isn’t under the Company’s control (see Note 8). Utilizing a Monte Carlo valuation method, the issuance date value of the warrant liabilities was calculated to be $79.4 million. Because the value of the warrant liabilities exceeded the gross proceeds from the public offering, the Company recorded a $38.1 million deemed dividend on the preferred stock. Each warrant may be cashlessly exercised for the Black Scholes value defined in the warrant agreement. The number of shares common stock the Company will issue in connection with the exercise of our warrants will be based on the common stock price as of the date of the exercise. The Company’s stockholders approved an increase to 500 million authorized common share on October 16, 2015. If all of the warrants were exercised simultaneously when the Company’s common stock traded below a certain price per share the Company may not have sufficient authorized common stock and could be required to use cash to pay warrant holders.
In connection with the closing of this offering, the Company incurred $4,779,003 of issuance costs, including cash underwriting fees of  $2,722,687, other cash costs of approximately $503,898 and the issuance date value of  $1,552,418 (utilizing the Black-Scholes-Merton valuation model) of the underwriter’s Series A unit purchase option, which gives the underwriter the option to purchase 188,083 units (5% of those sold in the public offering) at an exercise price of  $13.75 per unit until the five-year anniversary of the closing of the public offering. All of the issuance costs were allocated to the Series A warrant liabilities because no carrying value was attributed to the Series A preferred stock and, as a result, the issuance costs were expensed immediately.
In connection with the closing of this offering, on August 3, 2015, the Company paid Chardan Capital Markets, LLC (“Chardan”) $500,000 in satisfaction of an agreement between Chardan and the Company pursuant to which Chardan waived certain rights to participate in the public offering that were granted to Chardan under its previous agreements with the Company. The $500,000 cost was recorded in other expenses on the condensed consolidated statement of operations for the nine months ended September 30, 2015.

Warrants
A summary of warrant activity for the nine months ended September 30, 2015 is presented below:
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term (Yrs.)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	243,218	$10.06
Warrants granted	76,447,995	1.29
Warrants exercised	—	—
Warrants assumed in Merger	49,594	26.22
Warrants forfeited or expired	—	—
Outstanding at September 30, 2015	76,740,807	$1.33	4.8	$—
Exercisable at September 30, 2015	76,740,807	$1.33	4.8	$—

The following table presents additional information related to warrants as of September 30, 2015:
	Warrants Outstanding		Warrants Exercisable
Range of Exercise Price	Weighted Average Exercise Price	Outstanding Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Exercisable Number of Warrants
$1.00 – $1.99	$1.24	75,251,835	$1.24	4.8	75,251,835
$2.00 – $4.99	2.52	677,733	2.52	4.7	677,733
$5.00 – $6.99	6.40	551,305	6.40	4.4	551,305
$7.00 – $16.99	10.05	240,265	10.05	4.1	240,265
$17.00 – $66.20	64.52	19,669	64.52	2.1	19,669
		76,740,807		4.8	76,740,807

Stock-based Compensation
Stock Option Plans
On July 7, 2015, the stockholders approved the 2015 Equity Incentive Plan (the “2015 Plan”), providing for the issuance of up to 1,000,000 shares of common stock. The 2015 Plan is a broad-based plan and awards granted may be restricted stock, restricted stock units, options and stock appreciation rights. The 2015 Plan had 1,000,000 shares of common stock available for grant September 30, 2015.
Options outstanding at September 30, 2015 under the 2009 Equity Incentive plans are as follows:
Plan	Total Number of Options Outstanding under Plans
Non Plan Grants – Equity compensation not approved by security holders(1)	180,000
2009 Equity Incentive Plan	39,206
219,206

(1)
Represents options granted in October 2009, all of which expired subsequently on October 1, 2015.

A summary of activity under the 2009 Equity Incentive Plan and Non Plan Grants at September 30, 2015 and changes during the nine months ended September 30, 2015:
	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Term (Yrs.)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	268,860	$3.64	—	$—
Options granted	3,946	5.61	—	—
Options exercised	—	—	—	—
Options forfeited or expired	(53,600)	6.83	—	—
Outstanding at September 30, 2015	219,206	$2.22	1.1	$—
Exercisable at September 30, 2015	210,853	$2.20	0.9	$—
Available for grant at September 30, 2015	311,134

The following table presents additional information related to options as of September 30, 2015:
	Options Outstanding		Options Exercisable
Range of Exercise Price	Weighted Average Exercise Price	Outstanding Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Exercisable Number of Options
$1.00 – $1.50	$1.06	21,540	$1.06	6.5	17,480
$1.51 – $1.99	1.58	8,440	1.58	5.6	8,106
$2.00 – $5.99	2.31	187,356	2.31	0.1	183,397
$6.00 – $9.63	9.63	1,870	9.63	2.0	1,870
		219,206		0.9	210,853

During the three months ended September 30, 2015 and 2014, the Company recognized stock-based compensation of an $80,688 credit, for the recovery of stock-based charges for forfeited stock options and a $54,360 charge, respectively, in connection with the amortization of stock option expense. During the nine months ended September 30, 2015 and 2014, the Company recognized stock-based compensation of a $7,491 credit, for the recovery of stock-based charges for forfeited stock options and a $109,286 charge, respectively, in connection with the amortization of stock option expense. Stock-based compensation expense is included as part of selling, general and administrative expense in the accompanying condensed consolidated statements of operations. No employee stock options were granted during the first nine months of 2015, with the exception of the 3,947 options granted in connection with the Merger, for which the grant date fair value was determined to be immaterial.
At September 30, 2015 the amount of unamortized stock-based compensation expense on unvested stock options granted to employees, directors and consultants was $43,121 and will be amortized over 1.4 years.
Loss per share
Basic loss per share is computed by dividing the net loss available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted loss per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options (using the treasury stock method) and the exercise of the Company’s warrants (using the if-converted method). Diluted loss per share excludes the potential common shares, as their effect is antidilutive. The following table summarizes the Company’s securities that have been excluded from the calculation of basic and dilutive loss per share as there effect would be anti-dilutive:

	September 30,
	2015	2014
Restricted stock units	30,000	250,000
Stock options	219,206	1,352,800
Warrants	76,740,807	22,910
Total	76,990,013	1,625,710

Note 9.   STOCKHOLDERS’ EQUITY
Preferred Stock
The Company’s amended and restated articles of incorporation authorizes the Company’s Board of Directors to issue up to 1,000,000 shares of  “blank check” preferred stock, having a $0.001 par value, in one or more series without stockholder approval. Each such series of preferred stock may have such number of shares, designations, preferences, voting powers, qualifications, and special or relative rights or privileges as determined by the Company’s Board of Directors. At December 31, 2014 and 2013, no shares of preferred stock were issued or outstanding.
Common Stock
The Company’s amended and restated articles of incorporation authorizes the Company’s Board of Directors to issue up to 50,000,000 shares of common stock having a par value of  $0.001 per share. Each share entitles the holder to one vote.
Common Stock Issued for Services
On March 15 and June 15, 2013, the Company issued a total of 4,000 shares of common stock, pursuant to a consultancy agreement dated March 4, 2013. The Company terminated this consultancy agreement effective June 2013. Prior to termination of the agreement, the Company had agreed to issue on a quarterly basis common stock as compensation for services provided thereunder. The Company determined that the fair value of the common stock issued was more readily determinable than the fair value of the services provided. Accordingly, the Company recorded the fair market value of the stock as compensation expense. The Company valued the shares issued on March 15 and June 15, 2013 shares at $29,500 and $57,500, respectively, based on closing price per share of the Company’s common stock, as reported on the OTC Bulletin Board, on March 15 and June 15, 2013, respectively. During the year ended December 31, 2013, the Company recognized stock-based compensation expense in the amount of  $87,000, which is included as part of selling, general and administrative expense in the accompanying consolidated statements of operations.
On February 3, 2014, the Company entered into a consulting agreement (the “Consulting Agreement”) with Knight Global Services, LLC (“Knight Global”) pursuant to which the Company retained Knight Global to assist the Company with increasing awareness of its electronic cigarette brands as well as assisting the Company to expand and diversify its relationships with large retailers and national chains. Knight Global is a wholly owned subsidiary of Knight Global, LLC of which Ryan Kavanaugh is an investor and principal. Effective March 5, 2014, the Board of Directors of the Company elected Mr. Kavanaugh as a member of the Board of Directors in accordance with the Consulting Agreement. Knight Global serves as the family office for Mr. Kavanaugh. Mr. Kavanaugh is the Founder and Chief Executive Officer of Relativity, a next-generation media company engaged in multiple aspects of entertainment, including film production; financing and distribution; television; sports management; music publishing; and digital media.
Under the terms of the Consulting Agreement, the Company has issued to Mr. Kavanaugh 80,000 shares of its common stock, of which 10,000 shares vested immediately upon execution of the Consulting Agreement, 10,000 shares vested on May 3, 2014, 10,000 shares vested on August 3, 2014, 10,000 shares vested on November 3, 2014 and 10,000 shares will vest in installments of 10,000 shares each quarterly period beginning on the 90th day following November 3, 2014 and each ensuing quarterly period thereafter so long as the Consulting Agreement has not been terminated and during each quarterly period Knight Global has presented the Company with a minimum of six (6) bona fide opportunities for activities specified in the Consulting Agreement that are intended to increase awareness of the Company’s electronic cigarettes. In addition, during the term of the Consulting Agreement, which is 2 years, and during an 18-month post-termination period, the Company has agreed to pay Knight Global commissions payable in cash equal to 6% of  “net sales” (as defined in the Consulting Agreement) of its products to retailers introduced by Knight Global and to retailers with which the Company has existing relationships and with which Knight Global is able, based on its verifiable efforts, to increase net sales of the Company’s products. No commissions were paid under the consulting agreement during the year ended December 31, 2014.
The grant date fair value of the common shares issued on February 3, 2014 was $3,080,000 based on closing price per share of the Company’s common stock, as reported on the OTC Bulletin Board, on February 3, 2014. During the year ended December 31, 2014, the Company recognized stock-based compensation expense relating to the Consulting Agreement, in the amount of  $1,602,933, which is included as part of selling, general and administrative expense in the accompanying consolidated statements of operations.
On January 24, 2015, the Company and Knight Global mutually agreed to terminate the Consulting Agreement as it was in the best interests of both parties to do so. As a result of such termination, the Company issued 10,000 shares of its common stock to Knight Global pursuant to the early termination provisions of the Consulting Agreement. The Company will incur $322,067 in connection with this final issuance during the first quarter of 2015. In addition, on January 24, 2015, the Company received notice from Ryan Kavanaugh, a director of the Company that he had resigned from the Company’s board of directors, effective immediately.
Private Placement of Common Stock
On October 22, 2013, the Company entered into a purchase agreement (the “Purchase Agreement”) with various institutional and individual accredited investors and certain of its officers and directors to raise gross proceeds of  $10 million in a private placement of 666,668 shares of its common stock at a per share price of  $15.00 (the “Private Placement”). On October 29, 2013, the Company completed the Private Placement. The Company received net proceeds from the Private Placement of approximately $9.0 million, after paying placement agent fees and estimated offering expenses, which the Company used to fund its growth initiatives and for working capital purposes. Of the approximate $1 million in offering costs, approximately $110,000 were incurred during the year ended December 31, 2014.
Pursuant to the Purchase Agreement, concomitantly with completion of the Private Placement, the Company entered into a registration rights agreement with the investors (other than its participating officers and directors), pursuant to which the Company filed with the SEC an initial registration statement to register for resale the 643,234 shares of the Company’s common stock purchased by the investors (other than the Company’s participating officers and directors). The initial registration statement was declared effective by the SEC on January 27, 2014. On March 5, 2014, the Company filed a post-effective amendment to the initial registration statement. The post-effective amendment to the initial registration statement was declared effective by the SEC on March 11, 2014. On June 20, 2014, the Company filed a second post-effective amendment to the initial registration statement. The second post-effective amendment to the initial registration statement was declared effective by the SEC on June 27, 2014. If the second post-effective amendment to the initial registration statement after being declared effective by the SEC is not effective for resales for more than 20 consecutive days or more than 45 days in any 12 month period during the registration period (i.e., the earlier of the date on which the shares have been sold or are eligible for sale under SEC Rule 144 without restriction), the Company is required to pay the investors (other than the Company’s participating officers and directors) liquidated damages in cash equal to 1.5% of the aggregate purchase price paid by the investors for the shares for every 30 days or portion thereof until the default is cured. These cash payments could be as much as $81,489 for every 30 days.

Under the terms of the Purchase Agreement, the Company:
•
Amended its existing equity incentive plan on November 20, 2013 to reduce the number of shares of its common stock reserved and available for issuance under the plan to 360,000 from 1,600,000.

•
Effectuated a reverse stock split of its common stock at a ratio of 1-for-5, which became effective in the marketplace at the opening of business December 27, 2013 (as disclosed in Note 1 above).

•
Reincorporated to the State of Delaware effective on December 31, 2013 (as disclosed in Note 1).

•
Reconstituted its board of directors effective April 25, 2014 so that the board of directors consists of five members, a majority of whom each qualify as an “independent director” as defined in NASDAQ Marketplace Rule 5605(a)(2) and the related NASDAQ interpretative guidance; and

•
Listed its common stock on The NASDAQ Capital Market effective May 30, 2014.

In conjunction with completion of the Private Placement, on October 29, 2013, the holders of the Company’s approximately $1.7 million of outstanding senior convertible notes, some of whom were officers and directors of the Company, converted in full all of these senior convertible notes into approximately 780,000 shares of the Company’s common stock, whereupon all of these senior convertible notes were fully extinguished and cease to be outstanding. See Note 6.
All of the warrants issued in conjunction with the convertible notes described in Note 6 and the Private Placement were evaluated in accordance with ASC 815 and were determined to be equity instruments. The Company estimated the fair value of these Warrants using the Black-Scholes-Merton valuation model. The significant assumptions which the Company used to measure their respective fair values included stock prices ranging from $5.00 to $17.50 per share, expected terms of 5 years, volatility ranging from 30.3% to 51.4%, risk free interest rates ranging from 0.71% to 0.90%, and a dividend yield of 0.0%.
Warrants
A summary of warrant activity for the years ended December 31, 2014 and 2013 is presented below:
	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	2,135	$5.40
Warrants granted	41,041	16.70
Warrants exercised	—	—
Warrants forfeited or expired	—	—
Outstanding at December 31, 2013	43,176	$16.15
Warrants granted	238,636	10.00
Warrants exercised	(38,594)	16.50
Warrants forfeited or expired	—	—
Outstanding at December 31, 2014	243,218	$10.05	5.0	$—
Exercisable at December 31, 2014	43,124	$16.15	5.0	$—

During the year ended December 31, 2014, 192,970 warrants were exercised in a cashless manner into 28,477 shares of common stock.
Equity Incentive Plan
There are 360,000 shares of common stock reserved for issuance under the Company’s Equity Incentive Plan (after giving effect to the reduction of the number of shares reserved and available for issuance thereunder and the 1-for-5 reverse stock split, each as implemented in accordance with the Purchase Agreement governing the Private Placement), which was duly adopted by the stockholders on November 24, 2009. The Plan provides for the granting of incentive stock options to employees, the granting of non-qualified stock options to employees, non-employee directors and consultants, and the granting of restricted stock to employees, non-employee directors and consultants in connection with their retention and/or continued employment by the Company. Options issued under the Plan generally have a ten-year term and generally become exercisable over a four-year period. Shares subject to awards that expire unexercised or are forfeited or terminated will again become available for issuance under the Plan. No participant in the Equity Incentive Plan can receive option grants and/or restricted shares for more than 20% of the total shares subject to the Plan.
Stock-Based Compensation
On March 6, 2014, the Board granted to Ryan Kavanaugh a non-qualified Director’s stock option award under the Company’s Equity Incentive Plan to purchase up to 12,000 shares of the Company’s common stock at an exercise price per share equal to $41.50 (the closing share price of the Company’s common stock as reported on the OTC Bulletin Board at the close of trading on the grant date). On April 25, 2014, the Board granted to each of the three (3) other New Directors a non-qualified stock option award under the Company’s Equity Incentive Plan to purchase up to 12,000 shares of the Company’s common stock at an exercise price per share equal to $32.40 (the closing share price of the Company’s common stock as reported on the OTC Bulletin Board at the close of trading on the grant date). Each of the New Director’s stock options expire on the fifth anniversary of the grant date, vest in equal annual installments over a three-year period from the grant date subject to he/she serving as a member of the Board on each such vesting date and is to be evidenced by a non-qualified stock option agreement customarily utilized under the Equity Incentive Plan. The weighted average grant date fair value of the March 6 and April 25, 2014 awards were $149,160 and $315,720, respectively.
In addition, during the year ended December 31, 2014, the Company issued non-qualified stock option awards under the Company’s Equity Incentive Plan to purchase up to 2,400 shares of the Company’s common stock at an exercise price equal to $8.30 (the closing share price of the Company’s common stock as reported on the OTC Bulletin Board at the close of trading on the grant date). The options vest in 3 annual installments and had an aggregate grant date fair value of  $29,832.
During the year ended December 31, 2013, the Company issued non-qualified stock option awards under the Company’s Equity Incentive Plan to purchase up to 2,000 shares of the Company’s common stock at an exercise price equal to $21.75 (the closing share price of the Company’s common stock as reported on the OTC Bulletin Board at the close of trading on the grant date) that vest in 3 annual installments and had an aggregate grant date fair value of  $25,900 and up to 31,200 shares of the Company’s common stock at an exercise price equal to $21.75 (the closing share price of the Company’s common stock as reported on the OTC Bulletin Board at the close of trading on the grant date) that vest in 4 annual installments and had an aggregate grant date fair value of  $80,808.
The fair value of employee stock options was estimated using the following weighted-average assumptions:
	For the Years Ended December 31,
	2014	2013
Expected term	5 – 7 years	6.3 – 10 years
Risk Free interest rate	1.57% – 1.72%	2.62%
Dividend yield	0.0%	0.0%
Volatility	27% – 31%	46.3%
Stock option activity
Options outstanding at December 31, 2014 under the various plans are as follows (in thousands):
Plan	Total Number of Options Outstanding in Plans
Equity compensation plans not approved by security holders	180
Equity Incentive Plan	89
269

A summary of activity under all option Plans for the years ended December 31, 2014 and 2013 is presented below (in thousands, except per share data):
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	226	$10.30
Options granted	8	21.75
Options exercised	(8)	7.85
Options forfeited or expired	(2)	6.35
Outstanding at December 31, 2013	224	10.85
Options granted	50	35.00
Options exercised	(1)	5.00
Options forfeited or expired	(4)	7.35
Outstanding at December 31, 2014	269	$15.40	6.53	$—
Exercisable at December 31, 2014	203	$10.85	6.45	$—
Options available for grants at December 31, 2014	260

For the years ended December 31, 2014 and 2013, the Company’s estimated forfeiture rate utilized ranged from 0.01% to 0.02%.
During the years ended December 31, 2014 and 2013, the Company recognized stock-based compensation expense, for the vesting of stock options, of  $163,646 and $48,239, respectively. Stock-based compensation expense is included as part of selling, general and administrative expense in the accompanying consolidated statements of operations.
As of December 31, 2014, 1,012,745 common stock options that were granted had vested and 66,311 common stock options were unvested. At December 31, 2014 and 2013, the amount of unamortized stock-based compensation expense on unvested stock options granted to employees and consultants was and $476,828 and $150,037, respectively. The unamortized amounts will be amortized over the remaining vesting period through September 30, 2016.
The Company accounts for share-based awards exchanged for employee services at the estimated grant date fair value of the award. Compensation expense includes the impact of an estimate for forfeitures for all stock options. The Company estimated the fair value of employee stock options using the Black-Scholes-Merton option pricing model. The fair value of employee stock options is being amortized on a straight-line basis over the requisite service periods of the respective awards. The expected term of such stock options represents the average period the stock options are expected to remain outstanding and is based on the expected term calculated using the approach prescribed by SAB 107 for “plain vanilla” options. Through September 30, 2014, the expected stock price volatility for the Company’s stock options was determined by using an average of the historical volatilities of the Company and industry peers. Beginning in the fourth quarter of 2014, the Company began estimating its expected volatility using the weekly trading prices of its own common stock as the Company felt this was a more appropriate measure.
The risk-free interest rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the Company’s stock options. The expected dividend assumption is based on the Company’s history and expectation of dividend payouts.
(Loss) Earnings Per Share
The Company utilizes ASC 260, “Earnings per Share,” (“ASC 260”) to calculate earnings or loss per share. Basic earnings or loss per share is computed by dividing the net income or loss available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings or loss per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options (using the treasury stock method) and the conversion of the Company’s convertible debt and warrants (using the if-converted method). Diluted loss per share excludes the shares issuable upon the exercise of stock options, convertible notes and common stock purchase warrants from the calculation of net loss per share, as their effect is antidilutive.
The following table reconciles the numerator and denominator for the calculation:
	For the years ended December 31,
	2014	2013
Net (loss) income – basic	$(13,852,249)	$801,352
Denominator – basic:
Weighted average number of common shares outstanding	3,283,030	2,563,697
Basic (loss) earnings per common share	$(4.22)	$0.31
Net (loss) earnings – diluted	$(13,852,249)	$801,352
Denominator – diluted:
Basic weighted average number of common shares outstanding	3,283,030	2,563,697
Weighted average effect of dilutive securities:
Common share equivalents of outstanding stock options	—	69,886
Common share equivalents of convertible debt	—	—
Common share equivalents of outstanding warrants	—	3,690
Diluted weighted average number of common shares outstanding	3,283,030	2,637,273
Diluted (loss) earnings per common share	$(4.22)	$0.30
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:
Convertible debt	227,273	—
Stock options	268,860	1,287
Warrants	243,218	818